RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of balances and transactions with related parties
Balances with related parties:

	Year ended December 31,
	2025	2024	2023
Employees accrued salaries and bonuses	$82	$244	$324
Directors accrued fees expenses	28	54	33
	$110	$298	$357

Transactions with related parties:

	Year ended December 31,
	2025	2024	2023
Amounts charged to:
Research and development payroll expenses	$479	$528	$528
General and administrative payroll and directors’ fees expenses	$1,402	$1,322	$1,676